Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

Note 8 – Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31,	As of December 31,
	2024	2023
Buildings	$31,475,491	$32,489,235
Mechanical equipment	17,426,372	17,523,970
Motor vehicles	283,320	322,657
Office equipment	7,110,842	7,302,990
Computer software	678,252	684,153
Leasehold improvement	2,247,199	2,339,528
Construction in progress	23,675	-
Total	59,245,151	60,662,533
Accumulated depreciation	(29,282,612)	(27,454,332)
Provision for impairment	(55,358)	(57,140)
Property, plant and equipment, net	$29,907,181	$33,151,061

Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 amounted to US$2,445,485, US$3,038,131 and US$1,822,942, respectively. The Company recorded impairment charge on property, plant and equipment of nil, US$57,117 and nil for the years ended December 31, 2024, 2023 and 2022, respectively.